Related party transactions	3 Months Ended
Mar. 31, 2025
Related Party [Abstract]
Related party transactions	Related party transactions
14.1.    Related party
Our related party transactions comprise of expenses for use of intellectual property, borrowings, and sublease. We may also incur other expenses with related parties in the ordinary course of business, which are included in the condensed consolidated interim financial statements. The related party is as follows:

Relationship	Company name
Controlling shareholder	DoubleU Games Co., Ltd
14.2.    Transactions with related party
The following is a summary of expenses charged by DoubleU Games (in thousands):

	Three months ended March 31,
	2025	2024
Royalty expense	$446	$619
Other expense	1,793	1,125
14.3    Account balances with related party
Amounts due to DoubleU Games are as follows (in thousands):

	March 31, 2025	December 31, 2024
Accounts payable and accrued expenses	$1,898	$1,958
Other receivables	3	3
14.4.    Borrowing transaction with related party
Borrowing transaction details to DoubleU Games are as follows (in thousands):

	March 31, 2025	December 31, 2024
4.6% Senior notes with related party	$34,095	$34,014
Accrued interest on 4.6% Senior Notes with related party	1,325	936

	Three months ended March 31,
	2025	2024
Interest expense	$390	$432
14.5.    Lease transactions with related party
Lease transaction details to DoubleU Games, are as follows (in thousands):

	March 31, 2025	December 31, 2024
Right-of-use assets	$2,094	$2,238
Lease liabilities	2,198	2,335

	Three months ended March 31,
	2025	2024
Payments	$169	$323
Interest expenses	25	81